Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 3,701,074	$ 3,388,633	$ 3,203,050
Ending Balance	4,089,293	3,701,074	3,388,633
Total [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(14,891)	(28,298)	(17,189)
Other comprehensive income (loss)	4,288	13,407	(11,109)
Ending Balance	(10,603)	(14,891)	(28,298)
Qualifying Cash Flow Hedging Instruments [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(419)	(468)	17
Other comprehensive income (loss)	378	49	(485)
Ending Balance	(41)	(419)	(468)
Pension Adjustments [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(15,850)	(29,888)	(18,919)
Other comprehensive income (loss)	3,690	14,038	(10,969)
Ending Balance	(12,160)	(15,850)	(29,888)
Unrealized (Loss) Gain on Available for Sale Marketable Securities [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(463)	0	(171)
Other comprehensive income (loss)	47	(463)	171
Ending Balance	(416)	(463)	0
Foreign Exchange Gain (Loss) on Currency Translation [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	1,841	2,058	1,884
Other comprehensive income (loss)	173	(217)	174
Ending Balance	$ 2,014	$ 1,841	$ 2,058